Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2019
Offsetting financial assets and financial liabilities
Schedule of offsetting financial assets and financial liabilities

	Effects of offsetting			Amounts subject to enforceable
	on balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported on	recognised		Financial
Consolidated	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[2,3]	collateral	amount
2019
Assets
Collateral paid[4]	6,643	(6,559)	84	—	—	(17)	67
Derivative financial instruments	61,464	(31,605)	29,859	(18,609)	(3,280)	(102)	7,868
Reverse repurchase agreements[5]	6,833	—	6,833	—	(9)	(6,824)	—
Loans[6]	18,202	(18,130)	72	—	—	—	72
Total assets	93,142	(56,294)	36,848	(18,609)	(3,289)	(6,943)	8,007
Liabilities
Collateral received	3,024	(2,972)	52	—	—	—	52
Derivative financial instruments	64,288	(35,192)	29,096	(18,609)	(5,622)	(1,932)	2,933
Repurchase agreements[7]	10,604	—	10,604	—	(3)	(10,601)	—
Deposits and other borrowings[6]	28,880	(18,130)	10,750	—	—	—	10,750
Total liabilities	106,796	(56,294)	50,502	(18,609)	(5,625)	(12,533)	13,735

2018
Assets
Collateral paid[4]	4,196	(4,162)	34	—	—	(14)	20
Derivative financial instruments	32,828	(8,727)	24,101	(15,962)	(2,184)	(14)	5,941
Reverse repurchase agreements[5]	1,379	—	1,379	—	(3)	(1,376)	—
Loans[6]	8,519	(8,420)	99	—	—	—	99
Total assets	46,922	(21,309)	25,613	(15,962)	(2,187)	(1,404)	6,060
Liabilities
Derivative financial instruments	37,296	(12,889)	24,407	(15,962)	(4,487)	(1,544)	2,414
Repurchase agreements[7]	9,522	—	9,522	—	—	(9,522)	—
Deposits and other borrowings[6]	20,486	(8,420)	12,066	—	—	—	12,066
Total liabilities	67,304	(21,309)	45,995	(15,962)	(4,487)	(11,066)	14,480
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.

$3,287 million (2018: $2,184 million) of cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements, forms part of collateral received as disclosed on the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 16.

3.

$5,625 million (2018: $4,487 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed on the balance sheet. The remainder of collateral paid, as disclosed on the balance sheet, consists of $18 million (2018: $14 million) in stock borrowing arrangements and $287 million (2018: $286 million) related to futures margin that does not form part of this column.

4.

Gross amounts consist of variation margin held directly with central clearing counterparties and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin. 2018 restated to exclude $61 million of initial margin.

5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 10.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 12 and part of deposits and other borrowings at amortised cost in Note 16.

7.	Repurchase agreements form part of other financial liabilities in Note 17.

	Effects of offsetting			Amounts subject to enforceable
	on balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported on	recognised		Financial
Parent Entity	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[2,3]	collateral	amount
2019
Assets
Collateral paid[4]	6,643	(6,559)	84	—	—	(17)	67
Derivative financial instruments	60,888	(31,605)	29,283	(18,526)	(2,842)	(102)	7,813
Reverse repurchase agreements[5]	6,731	—	6,731	—	(9)	(6,722)	—
Loans[6]	18,202	(18,130)	72	—	—	—	72
Total assets	92,464	(56,294)	36,170	(18,526)	(2,851)	(6,841)	7,952
Liabilities
Collateral received	3,024	(2,972)	52	—	—	—	52
Derivative financial instruments	64,059	(35,192)	28,867	(18,526)	(5,466)	(1,932)	2,943
Repurchase agreements[7]	10,604	—	10,604	—	(3)	(10,601)	—
Deposits and other borrowings[6]	28,880	(18,130)	10,750	—	—	—	10,750
Total liabilities	106,567	(56,294)	50,273	(18,526)	(5,469)	(12,533)	13,745

2018
Assets
Collateral paid[4]	4,196	(4,162)	34	—	—	(14)	20
Derivative financial instruments	32,289	(8,727)	23,562	(15,862)	(1,748)	(14)	5,938
Reverse repurchase agreements[5]	1,379	—	1,379	—	(3)	(1,376)	—
Loans[6]	8,519	(8,420)	99	—	—	—	99
Total assets	46,383	(21,309)	25,074	(15,862)	(1,751)	(1,404)	6,057
Liabilities
Derivative financial instruments	37,118	(12,889)	24,229	(15,862)	(4,423)	(1,544)	2,400
Repurchase agreements[7]	9,522	—	9,522	—	—	(9,522)	—
Deposits and other borrowings[6]	20,486	(8,420)	12,066	—	—	—	12,066
Total liabilities	67,126	(21,309)	45,817	(15,862)	(4,423)	(11,066)	14,466

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.

$2,849 million (2018: $1,748 million) of cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements, forms part of collateral received  as disclosed on the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 16.

3.

$5,469 million (2018: $4,423 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed on the balance sheet. The remainder of collateral paid, as disclosed on the balance sheet, consists of $18 million (2018: $14 million) in stock borrowing arrangements and $286 million (2018: $285 million) related to futures margin that does not form part of this column.

4.

Gross amounts consist of variation margin held directly with central clearing counterparties  and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin. 2018 restated to exclude $61 million of initial margin.

5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 10.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 12 and part of deposits and other borrowings at amortised cost in Note 16.

7.	Repurchase agreements form part of other financial liabilities in Note 17.